Related Party Transactions - Schedule Of Related Party Transactions (Detail) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)
Unitex Capital Ltd [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party	¥ 6,952	$ 1,038	¥ 1,183